COMMITMENTS AND CONTINGENCIES (Details)	Jun. 22, 2022 USD ($) shares	Mar. 17, 2022	Sep. 30, 2022 item	Dec. 31, 2021 item
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum number of demands for registration of securities | item			3	3
Business Combination Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of business days within which the Effective Time shall occur	3 days
Fraction round up for Combined Company Common Stock	0.5
Cash settlement for fractional shares | $	$ 0
Escrow period for Contingent Consideration Shares	10 years
Advisory fees as percentage of funds		3.50%
Business Combination Agreement | Triggering event I prior to the five-year anniversary of the closing
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent Consideration Shares earned upon on the occurrence of triggering event	20,000,000
Business Combination Agreement | Triggering event II prior to the seven-year anniversary of the closing
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent Consideration Shares earned upon on the occurrence of triggering event	20,000,000
Business Combination Agreement | Triggering event III prior to the ten-year anniversary of the closing
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent Consideration Shares earned upon on the occurrence of triggering event	20,000,000